Vessels	9 Months Ended
Sep. 30, 2014
Vessels [Abstract]
Vessels
7.      Vessels:

During the nine months ended September 30, 2014, the movement of the account vessels was as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$517,225	(95,696)	$(421,529)
- Vessel acquired and delivered	7,587	-	7,587
- Depreciation	-	(13,836	)(13,836)
- Vessels sold	(45,910	)20,535	(25,375)
- Impairment charge	(3,910	)-	(3,910)
Balance, September 30, 2014	$474,992	$(88,997)	$385,995

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On March 10, 2014, the Company entered into a Memorandum of Agreement to sell Aegean Flower, a 6,523 dwt double hull bunkering tanker, to a third-party purchaser, for a contracted sales price of $2,000. The vessel was delivered to its new owners on April 1, 2014. As of March 31, 2014, the vessel Aegean Flower was classified as asset held for sale and was recorded at the lower of its carrying amount and fair value less cost to sell. The resulting impairment loss of $4,062 is included under "Vessel impairment charge" in the accompanying condensed consolidated statements of income.

On March 25, 2014, the Company's subsidiary, Aegean Barges NV, took delivery of a Belgian-flagged 4,100 dwt (built in 2006) in-land waterway double hull bunkering tanker, the Elveba (renamed "New Jersey"), to deploy in the A.R.A. region. The vessel was purchased from a third-party purchaser for $7,587 (€5,500,000).

On March 28, 2014, the Company completed the sale of the vessel Aegean X to an unaffiliated third-party purchaser for an aggregate price of $1,700. The gain on sale of $493 was calculated as the net sales price less the carrying value of the vessel of $460 and the carrying value of unamortized dry-docking costs of $747. This gain is included under the loss on sale of vessels in the accompanying condensed consolidated statements of income.

On May 27, 2014, the Company entered into a Memorandum of Agreement to sell Aegean XI, an 11,050 dwt double hull bunkering tanker, to a third-party purchaser, for a contracted sales price of $2,500. The vessel was delivered to its new owners on July 3, 2014. As of June 30, 2014, the vessel Aegean XI was classified as asset held for sale and was recorded at its carrying value of $1,742 which was calculated as the carrying value of the vessel of $728 and the carrying value of unamortized dry-docking costs of $1,014. The gain on sale of $658 was calculated as the net sales price less the carrying value of the vessel and is included under the loss on sale of vessels in the accompanying condensed consolidated statements of income.

On August 5, 2014, the Company completed the sale of Aegean XII, a 3,680 dwt double hull bunkering tanker, to an unaffiliated third-party purchaser for an aggregate price of $1,000. The loss on sale of $4,963 was calculated as the net sales price less the carrying value of the vessel of $5,693 and the carrying value of unamortized dry-docking costs of $170. The loss is included under the loss on sale of vessels in the accompanying condensed consolidated statements of income.

On August 15, 2014, the Company's subsidiary, ICS Petroleum Ltd, completed the sale of PT36, a 3,730 dwt single hull bunkering barge, to an unaffiliated third-party purchaser for an aggregate price of $413 (CAD 450,000). The gain on sale of $230 was calculated as the net sales price less the carrying value of the vessel of $164 and its unamortized dry-docking cost of $5. The gain is included under the loss on sale of vessels in the accompanying condensed consolidated statements of income.

On September 5, 2014, the Company completed the sale of Leader, an 83,890 dwt double hull floating storage facility, to an unaffiliated third-party purchaser for an aggregate price of $7,602. The loss on sale of $9,695 was calculated as the net sales price less the carrying value of the vessel of $16,330 and the carrying value of unamortized dry-docking costs of $663. The loss is included under the loss on sale of vessels in the accompanying condensed consolidated statements of income.